First Trust Dow Jones International Internet ETF Average Annual Total Returns		12 Months Ended	60 Months Ended	86 Months Ended
	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Dow Jones International Internet Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		27.23%	(4.54%)	9.59%
MSCI ACWI ex-USA Information Technology Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		40.58%	10.41%	17.55%
MSCI ACWI ex-USA Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		32.39%	7.91%	9.11%
First Trust Dow Jones International Internet ETF
Prospectus [Line Items]
Average Annual Return, Percent		26.08%	(5.06%)	8.90%
Performance Inception Date	Nov. 05, 2018
First Trust Dow Jones International Internet ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		25.52%	(5.26%)	8.52%
First Trust Dow Jones International Internet ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		15.44%	(3.84%)	6.95%